GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Core Fixed Income VIP Fund
Guardian Multi-Sector Bond VIP Fund
Guardian Short Duration Bond VIP Fund
Guardian Total Return Bond VIP Fund
Guardian U.S. Government Securities VIP Fund
(each, a "Fund," and collectively, the "Funds")

Supplement dated March 13, 2023
to the Prospectus, Summary Prospectuses and Statement of Additional Information ("SAI")
dated May 1, 2022, as supplemented

Effective immediately, Paul Jablansky no longer serves as a portfolio manager of the Funds. Accordingly, all references to Mr. Jablanksy in the Prospectus, Summary Prospectuses and SAI with respect to the Funds are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.